Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit after tax	£ 471	£ 733	£ 1,146
Movement in fair value reserve (debt instruments):
Change in fair value	114	147	(74)
Income statement transfers	(107)	(147)	21
Taxation	(2)	0	13
Other comprehensive income fair value reserve (debt instruments)	5	0	(40)
Cash flow hedges:
Effective portion of changes in fair value	971	(857)	793
Income statement transfers	(809)	1,013	(752)
Taxation	(52)	(41)	(13)
Other comprehensive income cash flow hedges, total	110	115	28
Currency translation on foreign operations	0	(4)	0
Net other comprehensive income that may be reclassified to profit or loss subsequently	115	111	(12)
Pension remeasurement:
Change in fair value	(505)	(522)	470
Taxation	133	131	(118)
Pension remeasurement, total	(372)	(391)	352
Own credit adjustment:
Change in fair value	(3)	(77)	84
Taxation	0	19	(21)
Own credit adjustment, total	(3)	(58)	63
Net other comprehensive expense that will not be reclassified to profit or loss subsequently	(375)	(449)	415
Total other comprehensive income/(expense) net of tax	(260)	(338)	403
Total comprehensive income	211	395	1,549
Attributable to:
Equity holders of the parent	194	374	1,528
Non-controlling interests	17	21	21
Total comprehensive income	£ 211	£ 395	£ 1,549